SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Doubtful Accounts Current Member
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	$ 44	$ 32	$ 20
Charged to other accounts	3	5	(6)
Deductions	(5)	(8)	(24)
Ending balance	187	145	116	126
Valuation Allowance Tax Carryforward Losses And Deductions [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	182	384	124
Charged to other accounts	0	2	198
Deductions	(117)	(112)	(81)
Ending balance	$ 791	$ 726	$ 452	$ 211